8. Derivative Liabilities: Schedule of Assumptions Used (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Details
Dividend Yield	0.00%
Risk Free Interest Rate, Minimum	0.33%
Risk Free Interest Rate, Maximum	0.72%
Volatility, Minimum	98.00%
Volatility, Maximum	100.00%
Remaining Term	1 year 8 months 19 days
Remaining Term2	2 years
Sale of Stock, Price Per Share	$ 2.00